17. Other liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Schedule of other liabilities
	December 31,	December 31,
	2017	2016
Due to individual investors (a)	$–	$5,479
Withholding individual income tax payable	15,199	15,199
Unpaid acquisition payable	57,838	47,197
Other current liabilities	12,273	3,342
Total other current liabilities	85,310	71,217
Other non-current liabilities	756	711
Accrued warranty reserve	1,537	1,580
Total other non-current liabilities	2,293	2,291
Total other liabilities	$87,603	$73,508